Related Party Balances and Transactions - Loan from related party (Details) - Beijing Bitauto Interactive Technology Co., Ltd. ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Related Party Balances and Transactions
Loan from related party	¥ 260,000
Interest rate	6.00%